ACCOUNTS RECEIVABLES, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	$ 4,439	26,871	75,617	73,292
Additional allowance for doubtful accounts	416	2,520	0	3,000
Write back on allowance for doubtful accounts	0	0	0	(675)
Disposal of subsidiaries	(1,764)	(10,677)	(48,746)	0
Balance at the end of year	$ 3,091	18,714	26,871	75,617